FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED OCTOBER 20, 2008 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE
PROSPECTUS:

On September 30, 2008, the Board of Trustees of the Fifth Third Funds authorized the Prime Money Market Fund, Michigan Municipal Money Market Fund, and Municipal Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for any Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

           PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL BOND FUND
              WITH AND INTO FEDERATED INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Bond Fund (the "Municipal Bond Fund") into the Federated Intermediate Municipal Trust, a portfolio of the Intermediate Municipal Trust, subject to the approval of shareholders of the Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Bond Fund will transfer all of its assets to the Federated Intermediate Municipal Trust in return for shares of the Federated Intermediate Municipal Trust. After the transfer, shares of the Federated Intermediate Municipal Trust will be distributed to the shareholders of the Municipal Bond Fund pro rata, with each holder of Institutional shares of the Municipal Bond Fund receiving Institutional shares of the Federated Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Bond Fund on the closing date of the Reorganization. The Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

       PROPOSED REORGANIZATION OF FIFTH THIRD INTERMEDIATE MUNICIPAL BOND
            FUND WITH AND INTO FEDERATED INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Intermediate Municipal Bond Fund (the "Intermediate Municipal Bond Fund") into the Federated Intermediate Municipal Trust, a portfolio of the Intermediate Municipal Trust, subject to the approval of shareholders of the Intermediate Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Intermediate Municipal Bond Fund will transfer all of its assets to the Federated Intermediate Municipal Trust in return for shares of the Federated Intermediate Municipal Trust. After the transfer, shares of the Federated Intermediate Municipal Trust will be distributed to the shareholders of the Intermediate Municipal Bond Fund pro rata, with each holder of Institutional shares of the Intermediate Municipal Bond Fund receiving Institutional shares of the Federated Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Intermediate Municipal Bond Fund on the closing date of the Reorganization. The Intermediate Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Intermediate Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Intermediate Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Intermediate Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Intermediate Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE INTERMEDIATE MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

         PROPOSED REORGANIZATION OF FIFTH THIRD OHIO MUNICIPAL BOND FUND
               WITH AND INTO FEDERATED OHIO MUNICIPAL INCOME FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Ohio Municipal Bond Fund (the "Ohio Municipal Bond Fund") into the Federated Ohio Municipal Income Fund, a portfolio of the Federated Municipal Securities Income Trust, subject to the approval of shareholders of the Ohio Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Ohio Municipal Bond Fund will transfer all of its assets to the Federated Ohio Municipal Income Fund in return for shares of the Federated Ohio Municipal Trust. After the transfer, shares of the Federated Ohio Municipal Income Fund will be distributed to the shareholders of the Ohio Municipal Bond Fund pro rata, with each holder of Institutional shares of the Ohio Municipal Bond Fund receiving Class A shares of the Federated Ohio Municipal Income Fund in accordance with such shareholder's percentage ownership interest in such shares of the Ohio Municipal Bond Fund on the closing date of the Reorganization. The Ohio Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Ohio Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Ohio Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Ohio Municipal Income Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Ohio Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Ohio Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Ohio Municipal Income Fund.

EXISTING SHAREHOLDERS OF THE OHIO MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Ohio Municipal Income Fund, nor is it a solicitation of a proxy. For more information regarding the Federated Ohio Municipal Income Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

       PROPOSED REORGANIZATION OF FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
          WITH AND INTO FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Michigan Municipal Bond Fund (the "Michigan Municipal Bond Fund") into the Federated Michigan Intermediate Municipal Trust, a portfolio of the Federated Municipal Securities Income Trust, subject to the approval of shareholders of the Michigan Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Michigan Municipal Bond Fund will transfer all of its assets to the Federated Michigan Intermediate Municipal Trust in return for shares of the Federated Michigan Intermediate Municipal Trust. After the transfer, shares of the Federated Michigan Intermediate Municipal Trust will be distributed to the shareholders of the Michigan Municipal Bond Fund pro rata, with each holder of Institutional shares of the Michigan Municipal Bond Fund receiving Class A shares of the Federated Michigan Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Bond Fund on the closing date of the Reorganization. The Michigan Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Michigan Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Michigan Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Michigan Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Michigan Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Michigan Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Michigan Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE MICHIGAN MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Michigan Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Michigan Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

         PROPOSED REORGANIZATION OF FIFTH THIRD MICHIGAN MUNICIPAL MONEY
             MARKET FUND WITH AND INTO MICHIGAN MUNICIPAL CASH TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Michigan Municipal Money Market Fund (the "Michigan Municipal Money Market Fund") into the Michigan Municipal Cash Trust, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Michigan Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Michigan Municipal Money Market Fund will transfer all of its assets to the Michigan Municipal Cash Trust in return for shares of the Michigan Municipal Cash Trust. After the transfer, shares of the Michigan Municipal Cash Trust will be distributed to the shareholders of the Michigan Municipal Money Market Fund pro rata, with each holder of Class A shares of the Michigan Municipal Money Market Fund receiving Institutional Service shares of the Michigan Municipal Cash Trust in accordance with such shareholder's percentage ownership interest in such shares of the Michigan Municipal Money Market Fund on the closing date of the Reorganization. The Michigan Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Michigan Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Michigan Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed

Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Michigan Municipal Cash Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Michigan Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Michigan Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Michigan Municipal Cash Trust.

EXISTING SHAREHOLDERS OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Michigan Municipal Cash Trust, nor is it a solicitation of a proxy. For more information regarding the Michigan Municipal Cash Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Class A shares of the Municipal Money Market Fund receiving Institutional Service shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN PORTFOLIO MANAGERS

FIFTH THIRD MICRO CAP VALUE FUND AND FIFTH THIRD SMALL CAP VALUE FUND

1. The biography for Mr. Holmes on page 96 of the Prospectus in the section "Fund Management--Portfolio Managers" was deleted in its entirety and replaced with the following as of September 3, 2008:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes is the Director of Micro Cap Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over eight years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998.

2. The biography for Mr. Kremer on page 97 of the Prospectus in the section "Fund Management--Portfolio Managers" was deleted in its entirety and replaced with the following as of September 3, 2008:

Joseph W. Kremer has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since July 2008 and of the FIFTH THIRD SMALL CAP VALUE FUND since November 2005, and is the Director of Small Cap Value Strategies. Mr. Kremer joined Fifth Third Asset Management in November 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the

University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. Mr. Kremer earned the Charter Financial Analyst designation and is a Certified Financial Planner.

3. The biography for Mr. Moore on page 98 of the Prospectus in the section "Fund Management--Portfolio Managers" was deleted in its entirety and replaced with the following as of September 3, 2008:

Ted Moore has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since July 2008. Mr. Moore joined Fifth Third Asset Management, Inc. in August 2006. Mr. Moore has 11 years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Private Client Group for six years and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keenan & Co. Mr. Moore earned a BA in history from Williams College, an M.B.A. in finance from Indiana University, and earned the Chartered Financial Analyst designation in 2000.

FIFTH THIRD INTERNATIONAL EQUITY FUND

Mr. Bill Natcher no longer serves as portfolio manager of the Fifth Third International Equity Fund as of June 2, 2008.


                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



ABCSUPP10-08

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED OCTOBER 20, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                           PREFERRED SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE
PROSPECTUS:

On September 30, 2008, the Board of Trustees of the Fifth Third Funds authorized the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995.
Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for any Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMEIFPRSUPP1008

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED OCTOBER 20, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                            SELECT SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE
PROSPECTUS:

On September 30, 2008, the Board of Trustees of the Fifth Third Funds authorized the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995.
Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for any Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.


                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMEIFSESUPP10-08

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED OCTOBER 20, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                             TRUST SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE
PROSPECTUS:

On September 30, 2008, the Board of Trustees of the Fifth Third Funds authorized the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995.
Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for any Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed

Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMEIFTRSUPP10-08

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED OCTOBER 20, 2008 TO THE
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE
PROSPECTUS:

On September 30, 2008, the Board of Trustees of the Fifth Third Funds authorized the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995.
Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for any Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                     WITH AND INTO MUNICPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal

Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMISUPP10-08

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED OCTOBER 20, 2008 TO THE
                            MONEY MARKET MUTUAL FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE
PROSPECTUS:

On September 30, 2008, the Board of Trustees of the Fifth Third Funds authorized the Prime Money Market Fund and Michigan Municipal Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995.
Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for any Fund. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

         PROPOSED REORGANIZATION OF FIFTH THIRD MICHIGAN MUNICIPAL MONEY
            MARKET FUND WITH AND INTO MICHIGAN MUNICIPAL CASH TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Michigan Municipal Money Market Fund (the "Michigan Municipal Money Market Fund") into the Michigan Municipal Cash Trust, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Michigan Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Michigan Municipal Money Market Fund will transfer all of its assets to the Michigan Municipal Cash Trust in return for shares of the Michigan Municipal Cash Trust. After the transfer, shares of the Michigan Municipal Cash Trust will be distributed to the shareholders of the Michigan Municipal Money Market Fund pro rata, with each holder of Institutional shares of the Michigan Municipal Money Market Fund receiving Institutional Service shares of the Michigan Municipal Cash Trust in accordance with such shareholder's percentage ownership interest in such shares of the Michigan Municipal Money Market Fund on the closing date of the Reorganization. The Michigan Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Michigan Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Michigan Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Michigan Municipal Cash Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Michigan Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Michigan Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Michigan Municipal Cash Trust.

EXISTING SHAREHOLDERS OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Michigan Municipal Cash Trust, nor is it a solicitation of a proxy. For more information regarding the Michigan Municipal Cash Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.


                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



MMISUPP10-08